Cover Page	Apr. 16, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 16, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35701
Entity Tax Identification Number	72-1455213
Entity Registrant Name	Bristow Group Inc.
Entity Address, Address Line One	3151 Briarpark Drive, Suite 700,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	267-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	VTOL
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001525221